Schedule of (Loss)/Profit After Income Tax (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Loss After Income Tax Expense for the Year	$ (11,099,171)	$ (16,389,292)	$ (11,571,240)
Non-controlling interest	83,536	106,181	87,149
Loss after income tax	$ (11,015,635)	$ (16,283,111)	$ (11,484,091)